Selling, General and Administrative Expenses	6 Months Ended
Sep. 30, 2017
Selling, General and Administrative Expenses
13.	Selling, General and Administrative Expenses

Selling, general and administrative expenses for the six months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Personnel expenses	¥117,968	¥119,164
Selling expenses	35,104	36,378
Administrative expenses	48,093	51,288
Depreciation of office facilities	2,534	2,469

Total	¥203,699	¥209,299

Selling, general and administrative expenses for the three months ended September 30, 2016 and 2017 are as follows:

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Personnel expenses	¥57,873	¥57,890
Selling expenses	18,332	19,058
Administrative expenses	23,585	25,133
Depreciation of office facilities	1,307	1,256

Total	¥101,097	¥103,337